SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details) - Other intangible assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,708
Ending balance	3,442	$ 3,708
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	225	113
Depreciation	796	112
Ending balance	1,021	225
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,933	563
Additions		3,370
Purchase Price Allocation Adjustment	530
Ending balance	$ 4,463	3,933
Gross carrying amount [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Depreciation